Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Short-term benefits	$ 1.8	$ 2.1
Share-based payments	1.3	0.2
Termination benefits	0.0	1.1
Total key management personnel remuneration	3.1	3.4
Contractual capital commitments	$ 65.3	$ 72.5